Eaton Vance

Growth Fund

March 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 1.2%
Boeing Co. (The)	8,062	$1,202,367
Raytheon Co.	13,682	1,794,394

		$2,996,761

Auto Components — 1.6%
Aptiv PLC	82,645	$4,069,440

		$4,069,440

Banks — 2.3%
Bank of America Corp.	154,228	$3,274,261
JPMorgan Chase & Co.	29,908	2,692,617

		$5,966,878

Beverages — 1.2%
Coca-Cola Co. (The)	27,051	$1,197,007
PepsiCo, Inc.	14,900	1,789,490

		$2,986,497

Biotechnology — 5.3%
Amgen, Inc.	18,468	$3,744,018
Argenx SE ADR(1)	13,135	1,730,273
Blueprint Medicines Corp.(1)	30,772	1,799,546
Deciphera Pharmaceuticals, Inc.(1)	18,245	751,147
Exact Sciences Corp.(1)(2)	19,210	1,114,180
Incyte Corp.(1)	23,978	1,755,909
Vertex Pharmaceuticals, Inc.(1)	11,442	2,722,624

		$13,617,697

Building Products — 0.6%
Fortune Brands Home & Security, Inc.	36,089	$1,560,849

		$1,560,849

Capital Markets — 1.2%
Charles Schwab Corp. (The)	89,249	$3,000,551

		$3,000,551

Commercial Services & Supplies — 1.4%
Waste Connections, Inc.	24,582	$1,905,105
Waste Management, Inc.	19,327	1,788,907

		$3,694,012

Security	Shares	Value
Containers & Packaging — 0.6%
Avery Dennison Corp.	16,570	$1,687,986

		$1,687,986

Electrical Equipment — 1.2%
AMETEK, Inc.	44,928	$3,235,715

		$3,235,715

Electronic Equipment, Instruments & Components — 1.6%
Zebra Technologies Corp., Class A(1)	22,891	$4,202,788

		$4,202,788

Entertainment — 3.2%
Netflix, Inc.(1)	8,932	$3,353,966
Walt Disney Co. (The)	50,578	4,885,835

		$8,239,801

Food Products — 1.2%
Mondelez International, Inc., Class A	63,002	$3,155,140

		$3,155,140

Health Care Equipment & Supplies — 4.6%
Abbott Laboratories	28,059	$2,214,136
Boston Scientific Corp.(1)	44,180	1,441,593
Haemonetics Corp.(1)	28,612	2,851,472
Intuitive Surgical, Inc.(1)	10,802	5,349,258

		$11,856,459

Health Care Providers & Services — 3.3%
Anthem, Inc.	10,345	$2,348,729
Centene Corp.(1)	32,401	1,924,943
UnitedHealth Group, Inc.	17,367	4,330,983

		$8,604,655

Hotels, Restaurants & Leisure — 1.5%
Starbucks Corp.	59,033	$3,880,829

		$3,880,829

Interactive Media & Services — 10.9%
Alphabet, Inc., Class A(1)	8,421	$9,784,781
Alphabet, Inc., Class C(1)	7,456	8,669,911
Facebook, Inc., Class A(1)	49,048	8,181,206
Twitter, Inc.(1)	59,692	1,466,036

		$28,101,934

Security	Shares	Value
Internet & Direct Marketing Retail — 9.1%
Amazon.com, Inc.(1)	12,111	$23,613,059

		$23,613,059

IT Services — 9.4%
GoDaddy, Inc., Class A(1)	39,212	$2,239,397
PayPal Holdings, Inc.(1)	80,639	7,720,378
Visa, Inc., Class A	89,114	14,358,048

		$24,317,823

Life Sciences Tools & Services — 2.3%
10X Genomics, Inc., Class A(1)	26,459	$1,648,925
Agilent Technologies, Inc.	31,797	2,277,301
Illumina, Inc.(1)	7,378	2,015,079

		$5,941,305

Machinery — 1.1%
Woodward, Inc.	48,135	$2,861,144

		$2,861,144

Pharmaceuticals — 1.8%
Bristol-Myers Squibb Co.	59,953	$3,341,780
Eli Lilly and Co.	10,033	1,391,778

		$4,733,558

Road & Rail — 1.7%
CSX Corp.	21,613	$1,238,425
Uber Technologies, Inc.(1)	64,902	1,812,064
Union Pacific Corp.	9,103	1,283,887

		$4,334,376

Semiconductors & Semiconductor Equipment — 5.1%
Micron Technology, Inc.(1)	87,142	$3,665,193
QUALCOMM, Inc.	86,188	5,830,618
Texas Instruments, Inc.	37,385	3,735,883

		$13,231,694

Software — 18.1%
Adobe, Inc.(1)	32,014	$10,188,135
Intuit, Inc.	21,629	4,974,670
Microsoft Corp.	105,550	16,646,291
SailPoint Technologies Holding, Inc.(1)	103,792	1,579,714
salesforce.com, inc.(1)	64,309	9,259,210
Zscaler, Inc.(1)(2)	69,963	4,257,948

		$46,905,968

Security	Shares	Value
Specialty Retail — 2.5%
Lowe’s Cos., Inc.	49,868	$4,291,142
TJX Cos., Inc. (The)	46,104	2,204,232

		$6,495,374

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	41,605	$10,579,735

		$10,579,735

Textiles, Apparel & Luxury Goods — 1.6%
NIKE, Inc., Class B	48,789	$4,036,802

		$4,036,802

Total Common Stocks (identified cost $171,238,345)		$257,908,830

Rights — 0.6%

Security	Shares	Value
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co. CVR, Exp. 3/31/21(1)	363,471	$1,381,190

		$1,381,190

Total Rights (identified cost $829,881)		$1,381,190

Short-Term Investments — 0.0%(3)

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.69%(4)	74,718	$74,688

Total Short-Term Investments (identified cost $74,687)		$74,688

Total Investments — 100.3% (identified cost $172,142,913)		$259,364,708

Other Assets, Less Liabilities — (0.3)%		$(709,869)

Net Assets — 100.0%		$258,654,839

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $4,225,834 and the total market value of the collateral received by the Fund was $4,227,814, comprised of U.S. government and/or agencies securities.

(3)	Amount is less than 0.05%.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2020.

Abbreviations:

ADR	-	American Depositary Receipt

CRV	-	Contingent Value Rights

The Fund did not have any open derivative instruments at March 31, 2020.

At March 31, 2020, the value of the Fund’s investment in affiliated funds was $74,688, which represents less than 0.05% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$891,636	$11,511,377	$(12,328,572)	$317	$(70)	$74,688	$3,504	74,718

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$257,908,830	*	$—	$—	$257,908,830
Rights	1,381,190		—	—	1,381,190
Short-Term Investments	—		74,688	—	74,688
Total Investments	$259,290,020		$74,688	$—	$259,364,708

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.